Vessels	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Vessels

4.       Vessels

In December 2011, Rongerik and Utirik acquired the container vessels m/v “Cap San Marco”, renamed to “Cap Domingo” and m/v “Cap San Raphael”, renamed to “Cap Doukato”, respectively, for the purchase price of $33.0 million each. Both vessels were delivered on February 6, 2012.

In January 2012, Mejit and Micronesia, acquired the container vessels, “APL Sardonyx” and “APL Spinel”, respectively, for the purchase price of $30.0 million each. M/v “APL Sardonyx” was delivered on February 17, 2012 and m/v “APL Spinel” on March 1, 2012.

In November 2012, Lemongina acquired the container vessel “APL Garnet” for the purchase price of $30.0 million. The vessel was delivered to the Company on November 19, 2012.

All these vessels were acquired with time charters attached (Note 5).

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$93,531	$(1,454)	$92,077
- Acquisitions, improvements and other vessels' costs	72,687	-	72,687
- Depreciation for the period	-	(5,937)	(5,937)
Balance, December 31, 2011	$166,218	$(7,391)	$158,827
- Acquisitions, improvements and other vessels' costs	$114,594	-	114,594
- Depreciation for the period	-	(12,476)	(12,476)
Balance, December 31, 2012	$280,812	$(19,867)	$260,945

As at December 31, 2012 and 2011, acquisitions, improvements and other vessel's costs includes capitalized costs of $594 and $2,187, respectively. Also, an amount of $6,634 was transferred in 2012 from Advances for vessel acquisition and other vessel costs presented in the accompanying consolidated balance sheet as at December 31, 2011.

As at December 31, 2012, certain of the Company's vessels, having a total carrying value of $179,414, were provided as collateral to secure the revolving credit facility with the Royal Bank of Scotland plc, discussed in Note 6.

As at December 31, 2012 all vessels were operating under time charter agreements.